Intangable Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangable Assets, Net/Goodwill [Abstract]
Schedule of intangable assets, net
	As of December 31, 2018
	Gross carrying value	Accumulated amortization and impairment	Net carrying value

Software	$3,179,437	$3,178,785	$652
Trademarks	1,243,443	1,243,443	-
Patents	54,572,127	1,808,781	52,763,346
	$58,995,007	$6,231,009	$52,763,998

	As of December 31, 2017
	Gross carrying value	Accumulated amortization and impairment	Net carrying value

Software	$3,339,523	$2,185,438	$1,154,085
Trademarks	1,306,051	1,305,939	112
	$4,645,574	$3,491,377	$1,154,197

Schedule of future minimum amortization expenses of intangible assets
Year ending December 31,	Principal
2019	$5,457,673
2020	5,457,405
2021	5,457,213
2022	5,457,213
2023	5,457,213
Thereafter	25,477,281
$52,763,998